UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22649

Name of Fund: iShares U.S. ETF Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2026

Date of reporting period: 07/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

iShares U.S. Consumer Focused ETF

IEDI | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Consumer Focused ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Consumer Focused ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 2.61%.

  For the same period, the S&P Total Market Index returned 19.67%.

What contributed to performance?

The consumer discretionary sector was the largest contributor to the Fund’s return during the reporting period. Value-seeking shoppers drove off-price apparel retailers higher, as they sought branded clothing and home goods at deep discounts amid elevated pricing pressures. In the broadline retail segment, a major online retailer benefited from accelerating growth in its web services division, driven by artificial intelligence demand, strong retail and advertising profits. Consumer staples stocks also contributed, particularly in the consumer staples merchandise retail segment. A major discount retailer was supported by strong e-commerce growth, surging high-margin advertising revenue, market-share gains from upper-income shoppers, and resilient grocery performance.

What detracted from performance?

During the reporting period, home improvement retail stocks detracted from the Fund’s return. Amid a stagnant housing market, cautious consumer spending slowed demand for large, big-ticket home renovation projects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index
Mar 18	$9,884	$9,736
Apr 18	$10,112	$9,770
May 18	$10,216	$10,046
Jun 18	$10,538	$10,113
Jul 18	$10,796	$10,451
Aug 18	$11,415	$10,814
Sep 18	$11,506	$10,832
Oct 18	$10,743	$10,029
Nov 18	$10,864	$10,230
Dec 18	$9,978	$9,276
Jan 19	$10,747	$10,075
Feb 19	$11,043	$10,429
Mar 19	$11,391	$10,579
Apr 19	$11,848	$11,000
May 19	$11,024	$10,290
Jun 19	$11,845	$11,011
Jul 19	$12,062	$11,173
Aug 19	$12,058	$10,947
Sep 19	$12,285	$11,136
Oct 19	$12,350	$11,373
Nov 19	$12,617	$11,803
Dec 19	$12,936	$12,143
Jan 20	$12,849	$12,128
Feb 20	$11,890	$11,135
Mar 20	$10,356	$9,597
Apr 20	$11,984	$10,870
May 20	$12,810	$11,453
Jun 20	$13,198	$11,717
Jul 20	$14,247	$12,379
Aug 20	$15,637	$13,269
Sep 20	$15,261	$12,781
Oct 20	$14,873	$12,508
Nov 20	$16,399	$14,037
Dec 20	$16,779	$14,667
Jan 21	$16,494	$14,620
Feb 21	$16,637	$15,088
Mar 21	$17,446	$15,613
Apr 21	$18,493	$16,415
May 21	$18,128	$16,489
Jun 21	$18,709	$16,907
Jul 21	$18,994	$17,198
Aug 21	$19,367	$17,690
Sep 21	$18,514	$16,887
Oct 21	$19,578	$18,021
Nov 21	$19,817	$17,756
Dec 21	$20,371	$18,430
Jan 22	$18,694	$17,324
Feb 22	$18,130	$16,888
Mar 22	$18,525	$17,435
Apr 22	$17,164	$15,863
May 22	$16,151	$15,831
Jun 22	$14,757	$14,500
Jul 22	$16,592	$15,860
Aug 22	$16,121	$15,261
Sep 22	$14,825	$13,838
Oct 22	$15,824	$14,968
Nov 22	$16,809	$15,758
Dec 22	$15,659	$14,831
Jan 23	$16,909	$15,865
Feb 23	$16,177	$15,498
Mar 23	$16,489	$15,905
Apr 23	$16,903	$16,065
May 23	$16,391	$16,135
Jun 23	$17,647	$17,240
Jul 23	$18,242	$17,861
Aug 23	$17,873	$17,511
Sep 23	$16,867	$16,673
Oct 23	$16,691	$16,224
Nov 23	$18,148	$17,747
Dec 23	$19,458	$18,696
Jan 24	$19,625	$18,903
Feb 24	$21,358	$19,930
Mar 24	$21,916	$20,574
Apr 24	$20,534	$19,667
May 24	$21,062	$20,601
Jun 24	$21,498	$21,241
Jul 24	$21,629	$21,631
Aug 24	$22,175	$22,094
Sep 24	$23,071	$22,549
Oct 24	$22,648	$22,388
Nov 24	$24,763	$23,879
Dec 24	$23,782	$23,160
Jan 25	$25,037	$23,870
Feb 25	$24,580	$23,419
Mar 25	$22,751	$22,032
Apr 25	$22,914	$21,880
May 25	$23,941	$23,282
Jun 25	$24,478	$24,475
Jul 25	$24,609	$25,033
Aug 25	$25,393	$25,602
Sep 25	$25,230	$26,486
Oct 25	$24,348	$27,068
Nov 25	$24,772	$27,111
Dec 25	$24,716	$27,109
Jan 26	$25,627	$27,532
Feb 26	$25,994	$27,381
Mar 26	$24,357	$26,029
Apr 26	$25,603	$28,743
May 26	$24,646	$30,230
Jun 26	$24,714	$30,121
Jul 26	$25,251	$29,958

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.61%	5.86%	11.71%
S&P Total Market Index...
	19.67	11.74	14.03

Key Fund statistics

Table Summary
Net Assets...
$27,998,423
Number of Portfolio Holdings...
188
Net Investment Advisory Fees...
$52,202
Portfolio Turnover Rate...
0%

The inception date of the Fund was March 21, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialty Retail...
36.6%
Consumer Staples Distribution & Retail...
22.7
Hotels, Restaurants & Leisure...
14.5
Broadline Retail...
9.8
Textiles, Apparel & Luxury Goods...
2.8
Financial Services...
2.3
Entertainment...
1.5
Ground Transportation...
1.4
Commercial Services & Supplies...
1.4
Trading Companies & Distributors...
1.2
OtherFootnote Reference(b)...
5.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Walmart, Inc...
9.6%
Home Depot, Inc. (The)...
9.6
Amazon.com, Inc...
8.9
Costco Wholesale Corp...
8.0
TJX Cos., Inc. (The)...
6.5
Lowe's Cos., Inc...
4.6
Ross Stores, Inc...
3.9
O'Reilly Automotive, Inc...
3.0
Starbucks Corp...
1.9
Chipotle Mexican Grill, Inc., Class A...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2025.

The Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2026, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Consumer Focused ETF

Annual Shareholder Report — July 31, 2026

IEDI-07/26-AR

iShares U.S. Tech Independence Focused ETF

IETC | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Tech Independence Focused ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Independence Focused ETF	$18	0.18%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 5.41%.

  For the same period, the S&P Total Market Index returned 19.67%.

What contributed to performance?

During the reporting period, information technology stocks contributed the most to the Fund’s return. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance AI chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. An interactive media and services company in the communication sector gained amid resilient digital advertising demand, continued growth in cloud computing, and expanding monetization of AI across search and other platforms.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 21, 2018 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index
Mar 18	$9,598	$9,736
Apr 18	$9,699	$9,770
May 18	$10,321	$10,046
Jun 18	$10,351	$10,113
Jul 18	$10,600	$10,451
Aug 18	$11,418	$10,814
Sep 18	$11,379	$10,832
Oct 18	$10,277	$10,029
Nov 18	$10,237	$10,230
Dec 18	$9,396	$9,276
Jan 19	$10,283	$10,075
Feb 19	$10,762	$10,429
Mar 19	$11,222	$10,579
Apr 19	$11,951	$11,000
May 19	$11,042	$10,290
Jun 19	$11,828	$11,011
Jul 19	$12,219	$11,173
Aug 19	$11,942	$10,947
Sep 19	$11,959	$11,136
Oct 19	$12,331	$11,373
Nov 19	$12,949	$11,803
Dec 19	$13,378	$12,143
Jan 20	$13,985	$12,128
Feb 20	$13,079	$11,135
Mar 20	$11,949	$9,597
Apr 20	$13,796	$10,870
May 20	$14,783	$11,453
Jun 20	$15,717	$11,717
Jul 20	$16,759	$12,379
Aug 20	$18,509	$13,269
Sep 20	$17,484	$12,781
Oct 20	$16,977	$12,508
Nov 20	$18,758	$14,037
Dec 20	$19,606	$14,667
Jan 21	$19,503	$14,620
Feb 21	$19,849	$15,088
Mar 21	$20,044	$15,613
Apr 21	$21,498	$16,415
May 21	$21,234	$16,489
Jun 21	$22,729	$16,907
Jul 21	$23,503	$17,198
Aug 21	$24,541	$17,690
Sep 21	$23,063	$16,887
Oct 21	$24,802	$18,021
Nov 21	$25,042	$17,756
Dec 21	$25,444	$18,430
Jan 22	$23,406	$17,324
Feb 22	$22,268	$16,888
Mar 22	$22,963	$17,435
Apr 22	$19,863	$15,863
May 22	$19,365	$15,831
Jun 22	$17,673	$14,500
Jul 22	$19,739	$15,860
Aug 22	$18,686	$15,261
Sep 22	$16,522	$13,838
Oct 22	$17,194	$14,968
Nov 22	$18,198	$15,758
Dec 22	$17,122	$14,831
Jan 23	$18,523	$15,865
Feb 23	$18,302	$15,498
Mar 23	$19,831	$15,905
Apr 23	$19,806	$16,065
May 23	$21,876	$16,135
Jun 23	$23,214	$17,240
Jul 23	$23,964	$17,861
Aug 23	$24,019	$17,511
Sep 23	$22,509	$16,673
Oct 23	$22,314	$16,224
Nov 23	$25,093	$17,747
Dec 23	$26,411	$18,696
Jan 24	$27,471	$18,903
Feb 24	$29,432	$19,930
Mar 24	$30,041	$20,574
Apr 24	$28,216	$19,667
May 24	$29,293	$20,601
Jun 24	$31,901	$21,241
Jul 24	$31,686	$21,631
Aug 24	$32,116	$22,094
Sep 24	$33,342	$22,549
Oct 24	$33,172	$22,388
Nov 24	$35,028	$23,879
Dec 24	$36,290	$23,160
Jan 25	$37,003	$23,870
Feb 25	$34,964	$23,419
Mar 25	$31,938	$22,032
Apr 25	$33,536	$21,880
May 25	$37,190	$23,282
Jun 25	$40,075	$24,475
Jul 25	$41,777	$25,033
Aug 25	$41,441	$25,602
Sep 25	$43,503	$26,486
Oct 25	$45,773	$27,068
Nov 25	$43,599	$27,111
Dec 25	$43,419	$27,109
Jan 26	$41,730	$27,532
Feb 26	$38,893	$27,381
Mar 26	$37,799	$26,029
Apr 26	$43,583	$28,743
May 26	$49,200	$30,230
Jun 26	$45,986	$30,121
Jul 26	$44,038	$29,958

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.41%	13.38%	19.39%
S&P Total Market Index...
	19.67	11.74	14.03

Key Fund statistics

Table Summary
Net Assets...
$668,301,606
Number of Portfolio Holdings...
105
Net Investment Advisory Fees...
$1,503,723
Portfolio Turnover Rate...
32%

The inception date of the Fund was March 21, 2018.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Industry allocation

Ten largest holdings

Table Summary
Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
38.8%
Software...
18.9
Interactive Media & Services...
8.2
Technology Hardware, Storage & Peripherals...
7.4
Communications Equipment...
5.7
Broadline Retail...
4.9
IT Services...
4.7
Capital Markets...
3.4
Aerospace & Defense...
1.5
Electronic Equipment, Instruments & Components...
1.5
OtherFootnote Reference(b)...
5.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
13.2%
Broadcom, Inc...
9.0
Microsoft Corp...
5.2
Amazon.com, Inc...
4.9
Micron Technology, Inc...
4.0
Advanced Micro Devices, Inc...
3.9
Apple, Inc...
3.6
Alphabet, Inc., Class A...
3.3
Palantir Technologies, Inc., Class A...
3.2
Alphabet, Inc., Class C, NVS...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest industries are presented. Additional industries are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Independence Focused ETF

Annual Shareholder Report — July 31, 2026

IETC-07/26-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the two series of the registrant for which the fiscal year-end is July 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $26,600 for the fiscal year ended July 31, 2025 and $26,600 for the fiscal year ended July 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2025 and July 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $19,400 for the fiscal year ended July 31, 2025 and $19,400 for the fiscal year ended July 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2025 and July 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $19,400 for the fiscal year ended July 31, 2025 and $19,400 for the fiscal year ended July 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares U.S. ETF Trust
iShares U.S. Consumer Focused ETF | IEDI | Cboe BZX Exchange
iShares U.S. Tech Independence Focused ETF | IETC | Cboe BZX Exchange

Table of Contents
Page

Schedule of Investments
July 31, 2026
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ....................... 110 $ 33,814
United Parcel Service, Inc. , Class B ....... 393 40,958
74,772
Beverages — 0.2%
Brown-Forman Corp. , Class B, NVS ....... 327 9,394
Constellation Brands, Inc. , Class A ........ 373 48,576
57,970
Broadline Retail — 9.7%
Amazon.com, Inc.
(a)
.................. 9,105 2,472,736
eBay, Inc. ......................... 1,156 131,796
Kohl's Corp. ....................... 996 19,063
Macy's, Inc. ....................... 1,563 38,794
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 651 47,829
2,710,218
Building Products — 0.1%
Masco Corp. ....................... 301 21,515
Capital Markets — 0.5%
CBOE Global Markets, Inc. ............. 89 27,610
Robinhood Markets, Inc. , Class A
(a)
........ 1,416 122,569
150,179
Commercial Services & Supplies — 1.4%
Cintas Corp. ....................... 1,229 251,490
Copart, Inc.
(a)
...................... 2,561 74,576
RB Global, Inc. ..................... 252 27,655
Rollins, Inc. ........................ 1,181 44,843
398,564
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ............... 172 35,090
Consumer Staples Distribution & Retail — 22.4%
Albertsons Cos., Inc. , Class A ........... 2,062 23,878
BJ's Wholesale Club Holdings, Inc.
(a)
....... 923 90,251
Casey's General Stores, Inc. ............ 281 244,751
Costco Wholesale Corp. ............... 2,320 2,208,385
Dollar General Corp. ................. 1,901 241,522
Dollar Tree, Inc.
(a)
.................... 1,802 229,232
Kroger Co. (The) .................... 3,662 211,444
Performance Food Group Co.
(a)
.......... 614 70,235
Sprouts Farmers Market, Inc.
(a)
........... 168 14,643
Sysco Corp. ....................... 1,243 105,953
Target Corp. ....................... 415 59,963
US Foods Holding Corp.
(a)
.............. 1,052 105,821
Walmart, Inc. ....................... 24,038 2,673,026
6,279,104
Distributors — 0.3%
Genuine Parts Co. ................... 398 49,499
Pool Corp. ........................ 113 20,985
70,484
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.
(a)
..... 202 15,057
Duolingo, Inc. , Class A
(a)
............... 122 16,447
H&R Block, Inc. ..................... 575 25,317
Service Corp. International ............. 638 54,989
Stride, Inc.
(a)
....................... 60 4,818
116,628
Entertainment — 1.5%
Cinemark Holdings, Inc. ............... 498 18,222
Electronic Arts, Inc. .................. 98 20,566
Security
Shares
Shares Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(a)
......... 494 $ 86,020
Madison Square Garden Sports Corp.
(a)
..... 82 32,282
Netflix, Inc.
(a)
....................... 427 30,620
Take-Two Interactive Software, Inc.
(a)
....... 188 45,669
TKO Group Holdings, Inc. , Class A ........ 179 32,544
Walt Disney Co. (The) ................ 1,478 142,169
408,092
Financial Services — 2.3%
Affirm Holdings, Inc. , Class A
(a)
........... 617 44,122
Block, Inc. , Class A
(a)
................. 1,989 161,586
Corpay, Inc.
(a)
...................... 63 24,073
Fiserv, Inc.
(a)
....................... 454 24,489
Global Payments, Inc. ................ 81 6,810
PayPal Holdings, Inc. ................. 1,774 101,490
Shift4 Payments, Inc. , Class A
(a)
.......... 181 9,593
Toast, Inc. , Class A
(a)
................. 500 16,135
Visa, Inc. , Class A ................... 697 255,193
643,491
Food Products — 0.5%
Conagra Brands, Inc. ................. 604 8,764
Flowers Foods, Inc. .................. 823 5,778
Freshpet, Inc.
(a)
..................... 261 15,540
J M Smucker Co. (The) ................ 184 21,944
Lamb Weston Holdings, Inc. ............ 182 9,564
Marzetti Co. (The) ................... 84 8,977
McCormick & Co., Inc. (Non-Voting) , NVS ... 399 20,309
Tyson Foods, Inc. , Class A ............. 741 42,948
133,824
Ground Transportation — 1.4%
Fedex Freight Holding Co., Inc.
(a)
......... 55 7,729
Lyft, Inc. , Class A
(a)
................... 1,455 23,076
Uber Technologies, Inc.
(a)
.............. 4,675 328,933
U-Haul Holding Co. , NVS .............. 293 18,336
XPO, Inc.
(a)
........................ 119 23,916
401,990
Health Care Providers & Services — 0.2%
Chemed Corp. ...................... 47 25,016
Henry Schein, Inc.
(a)
.................. 316 27,097
52,113
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............. 2,297 57,723
Ryman Hospitality Properties, Inc. ........ 212 28,334
86,057
Hotels, Restaurants & Leisure — 14.4%
Airbnb, Inc. , Class A
(a)
................. 963 145,914
Aramark .......................... 1,054 60,046
Boyd Gaming Corp. .................. 404 34,364
Brinker International, Inc.
(a)
............. 442 94,455
Caesars Entertainment, Inc.
(a)
........... 944 28,084
Carnival Corp. Ltd. ................... 2,000 55,620
Cava Group, Inc.
(a)
................... 938 61,186
Cheesecake Factory, Inc. (The) .......... 80 8,114
Chipotle Mexican Grill, Inc. , Class A
(a)
...... 13,517 503,103
Choice Hotels International, Inc. .......... 184 20,514
Churchill Downs, Inc. ................. 388 32,708
Darden Restaurants, Inc. .............. 1,185 241,242
Domino's Pizza, Inc. .................. 290 100,758
DoorDash, Inc. , Class A
(a)
.............. 1,557 305,421
DraftKings, Inc. , Class A
(a)
.............. 2,587 60,743
Expedia Group, Inc. .................. 382 112,591
Hilton Worldwide Holdings, Inc. .......... 1,406 450,609

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Consumer Focused ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. , Class A ............. 214 $ 37,249
Marriott International, Inc. , Class A ........ 1,228 457,835
McDonald's Corp. ................... 355 96,077
MGM Resorts International
(a)
............ 985 43,901
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,150 21,309
Planet Fitness, Inc. , Class A
(a)
........... 225 12,580
Red Rock Resorts, Inc. , Class A .......... 344 22,167
Royal Caribbean Cruises Ltd. ........... 641 204,030
Shake Shack, Inc. , Class A
(a)
............ 142 8,911
Six Flags Entertainment Corp.
(a)
.......... 391 6,776
Starbucks Corp. ..................... 5,031 529,513
Texas Roadhouse, Inc. , Class A .......... 266 54,647
Travel + Leisure Co. .................. 312 23,718
Vail Resorts, Inc. .................... 227 33,909
Wendy's Co. (The) ................... 1,210 8,906
Wingstop, Inc. ...................... 320 41,437
Wyndham Hotels & Resorts, Inc. ......... 481 36,008
Yum! Brands, Inc. ................... 511 78,326
4,032,771
Household Durables — 0.3%
Somnigroup International, Inc. ........... 674 44,032
Toll Brothers, Inc. .................... 277 40,412
84,444
Household Products — 0.4%
Clorox Co. (The) .................... 107 10,222
Colgate-Palmolive Co. ................ 390 35,607
Procter & Gamble Co. (The) ............ 384 55,484
101,313
Interactive Media & Services — 0.3%
Meta Platforms, Inc. , Class A ............ 81 45,093
Pinterest, Inc. , Class A
(a)
............... 1,370 32,894
Snap, Inc. , Class A, NVS
(a)
............. 1,913 8,972
86,959
IT Services — 0.1%
(a)
Gartner, Inc. ....................... 31 4,682
GoDaddy, Inc. , Class A ................ 207 17,127
21,809
Leisure Products — 0.1%
Hasbro, Inc. ....................... 225 21,137
Media — 0.2%
New York Times Co. (The) , Class A ........ 278 20,820
Omnicom Group, Inc. ................. 572 45,016
65,836
Passenger Airlines — 0.4%
Alaska Air Group, Inc.
(a)
................ 401 19,028
American Airlines Group, Inc.
(a)
........... 1,188 18,141
Southwest Airlines Co. ................ 787 35,391
United Airlines Holdings, Inc.
(a)
........... 246 29,847
102,407
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
.................... 287 23,789
Professional Services — 0.1%
Paychex, Inc. ...................... 288 33,650
Robert Half, Inc. .................... 226 8,543
42,193
Real Estate Management & Development — 0.2%
(a)
CoStar Group, Inc. ................... 830 23,871
Zillow Group, Inc. , Class A .............. 90 3,122
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc. , Class C, NVS ......... 678 $ 23,093
50,086
Residential REITs — 0.0%
Invitation Homes, Inc. ................. 106 3,150
Software — 0.7%
Agilysys, Inc.
(a)
..................... 133 13,986
Gen Digital, Inc. ..................... 570 15,647
Intuit, Inc. ......................... 531 167,833
197,466
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A .......... 111 17,756
Specialty Retail — 36.3%
Abercrombie & Fitch Co. , Class A
(a)
........ 248 24,686
Academy Sports & Outdoors, Inc. ......... 630 29,893
American Eagle Outfitters, Inc. ........... 1,327 22,798
Asbury Automotive Group, Inc.
(a)
.......... 101 23,402
AutoNation, Inc.
(a)
.................... 155 32,922
AutoZone, Inc.
(a)
.................... 103 310,674
Bath & Body Works, Inc. ............... 1,670 33,600
Best Buy Co., Inc. ................... 1,054 90,918
Boot Barn Holdings, Inc.
(a)
.............. 278 41,419
Burlington Stores, Inc.
(a)
............... 757 278,939
CarMax, Inc.
(a)
...................... 1,079 61,784
Carvana Co. , Class A
(a)
................ 4,745 295,898
Dick's Sporting Goods, Inc. ............. 736 144,190
Five Below, Inc.
(a)
.................... 553 120,073
Floor & Decor Holdings, Inc. , Class A
(a)
..... 359 20,668
GameStop Corp. , Class A
(a)
............. 3,282 71,285
Gap, Inc. (The) ..................... 1,898 38,131
Group 1 Automotive, Inc. ............... 5 1,434
Home Depot, Inc. (The) ............... 7,985 2,650,701
Lithia Motors, Inc. , Class A ............. 136 52,417
Lowe's Cos., Inc. .................... 6,115 1,270,758
Murphy USA, Inc. ................... 69 41,935
O'Reilly Automotive, Inc.
(a)
.............. 9,240 825,594
RH
(a)
............................ 141 23,338
Ross Stores, Inc. .................... 4,269 1,071,818
Signet Jewelers Ltd. .................. 288 26,755
TJX Cos., Inc. (The) .................. 11,435 1,799,183
Tractor Supply Co. ................... 4,535 139,542
Ulta Beauty, Inc.
(a)
................... 537 275,390
Urban Outfitters, Inc.
(a)
................ 558 41,392
Valvoline, Inc.
(a)
..................... 677 26,004
Williams-Sonoma, Inc. ................ 1,180 269,819
10,157,360
Textiles, Apparel & Luxury Goods — 2.7%
Capri Holdings Ltd.
(a)
................. 748 11,916
Carter's, Inc. ....................... 262 10,105
Crocs, Inc.
(a)
....................... 335 42,883
Deckers Outdoor Corp.
(a)
............... 770 74,598
Kontoor Brands, Inc. .................. 336 28,137
Lululemon Athletica, Inc.
(a)
.............. 1,175 139,672
NIKE, Inc. , Class B .................. 3,914 163,253
Ralph Lauren Corp. , Class A ............ 147 55,910
Steven Madden Ltd. .................. 555 25,574
Tapestry, Inc. ....................... 1,243 189,396
VF Corp. ......................... 1,797 25,733
767,177
Trading Companies & Distributors — 1.1%
Fastenal Co. ....................... 2,175 103,769
Ferguson Enterprises, Inc. .............. 620 145,285

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Consumer Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
QXO, Inc.
(a) (b)
....................... 989 $ 13,154
SiteOne Landscape Supply, Inc.
(a)
......... 135 12,749
WW Grainger, Inc. ................... 33 45,613
320,570
Total Common Stocks — 99 .1%
(Cost: $ 26,522,481 ) ............................... 27,736,314
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
.... 2,221 1,177
Total Rights — 0.0%
(Cost: $ 1,177 ) .................................. 1,177
Warrants
Specialty Retail — 0.0%
GameStop Corp. ( Issued/Exercisable 10/03/25 , 1
Share for 1 Warrant, Expires 10/30/26 , Strike
Price USD 32.00 )
(a)
................ 361 686
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 686
Total Long-Term Investments — 99.1%
(Cost: $ 26,523,658 ) ............................... 27,738,177
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 14,257 $ 14,261
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 227,728 227,728
Total Short-Term Securities — 0 .8%
(Cost: $ 241,978 ) ................................. 241,989
Total Investments — 99 .9%
(Cost: $ 26,765,636 ) ............................... 27,980,166
Other Assets Less Liabilities — 0.1% .................... 18,257
Net Assets — 100.0% ...............................
$ 27,998,423
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,097 $ — $ (46,699)
(a)
$ (113) $ (24) $ 14,261 14,257 $ 3,868
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 159,837 67,891
(a)
— — — 227,728 227,728 8,299 —
$ (113) $ (24) $ 241,989 $ 12,167 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index ................................................... 6 09/18/26 $ 226 $ (3,258)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Consumer Focused ETF

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,258 $ — $ — $ — $ 3,258
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 17,740 $ — $ — $ — $ 17,740
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (3,258) $ — $ — $ — $ (3,258)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 110,723
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 27,736,314 $ — $ — $ 27,736,314
Rights ................................................ — — 1,177 1,177
Warrants .............................................. 686 — — 686
Short-Term Securities
Money Market Funds ...................................... 241,989 — — 241,989
$ 27,978,989 $ — $ 1,177 $ 27,980,166
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,258) $ — $ — $ (3,258)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
(a)
Axon Enterprise, Inc. ................. 277 $ 146,189
Boeing Co. (The) .................... 46,685 10,090,496
10,236,685
Automobiles — 0.0%
Rivian Automotive, Inc. , Class A
(a)
......... 3,995 60,804
Biotechnology — 0.0%
GRAIL, Inc.
(a) (b)
..................... 375 25,710
Broadline Retail — 4.9%
Amazon.com, Inc.
(a)
.................. 119,932 32,571,133
Capital Markets — 3.4%
Coinbase Global, Inc. , Class A
(a)
.......... 3,194 467,154
Intercontinental Exchange, Inc. .......... 65,431 9,976,919
Moody's Corp. ...................... 21,773 10,415,768
Robinhood Markets, Inc. , Class A
(a)
........ 17,563 1,520,253
22,380,094
Communications Equipment — 5.7%
Arista Networks, Inc.
(a)
................ 85,430 15,407,300
Ciena Corp.
(a)
...................... 4,351 1,640,545
Cisco Systems, Inc. .................. 145,049 16,824,233
Motorola Solutions, Inc. ............... 9,553 4,162,720
38,034,798
Diversified Telecommunication Services — 0.5%
Space Exploration Technologies Corp. , Class
A
(a) (b)
.......................... 30,990 3,358,386
Electrical Equipment — 0.6%
Innio NV
(a)
......................... 58,212 1,421,537
Vertiv Holdings Co. , Class A ............ 8,960 2,164,467
3,586,004
Electronic Equipment, Instruments & Components — 1.5%
CDW Corp. ........................ 19,655 2,905,206
Flex Ltd.
(a)
......................... 4,495 511,306
Keysight Technologies, Inc.
(a)
............ 21,347 6,811,401
10,227,913
Entertainment — 0.1%
ROBLOX Corp. , Class A
(a)
.............. 13,230 470,988
Financial Services — 0.6%
Block, Inc. , Class A
(a)
................. 28,011 2,275,614
Fidelity National Information Services, Inc. ... 43,194 1,933,795
Visa, Inc. , Class A ................... 24 8,787
4,218,196
Ground Transportation — 0.7%
Uber Technologies, Inc.
(a)
.............. 67,120 4,722,563
Hotels, Restaurants & Leisure — 0.1%
DoorDash, Inc. , Class A
(a)
.............. 4,191 822,107
Interactive Media & Services — 8.2%
Alphabet, Inc. , Class A ................ 61,569 21,926,568
Alphabet, Inc. , Class C, NVS ............ 51,483 18,361,412
Meta Platforms, Inc. , Class A ............ 25,151 14,001,813
Reddit, Inc. , Class A
(a)
................. 3,479 489,391
Snap, Inc. , Class A, NVS
(a)
............. 44,293 207,734
54,986,918
IT Services — 4.6%
Accenture plc , Class A ................ 3,956 656,380
Cloudflare, Inc. , Class A
(a)
.............. 12,740 3,554,205
Security
Shares
Shares Value
IT Services (continued)
Cognizant Technology Solutions Corp. , Class A 11,571 $ 640,455
DigitalOcean Holdings, Inc.
(a)
............ 51 5,993
Gartner, Inc.
(a)
...................... 6,255 944,630
International Business Machines Corp. ..... 57,641 12,891,410
MongoDB, Inc. , Class A
(a)
.............. 813 274,371
Quantinuum, Inc. , Class A
(a) (b)
............ 12,425 638,769
Snowflake, Inc. , Class A
(a)
.............. 666 195,324
VeriSign, Inc. ...................... 38,535 11,175,921
30,977,458
Life Sciences Tools & Services — 0.2%
(a)
Illumina, Inc. ....................... 32 6,563
IQVIA Holdings, Inc. .................. 4,337 1,019,282
1,025,845
Media — 0.2%
AppLovin Corp. , Class A
(a)
.............. 1,908 755,377
Omnicom Group, Inc. ................. 5,725 450,557
Trade Desk, Inc. (The) , Class A
(a)
......... 17,163 309,621
1,515,555
Professional Services — 1.3%
Booz Allen Hamilton Holding Corp. , Class A .. 8,270 576,584
Paychex, Inc. ...................... 27,237 3,182,371
SS&C Technologies Holdings, Inc. ........ 64,498 4,969,571
8,728,526
Real Estate Management & Development — 0.2%
CoStar Group, Inc.
(a)
.................. 52,989 1,523,964
Semiconductors & Semiconductor Equipment — 38.8%
Advanced Micro Devices, Inc.
(a)
.......... 55,066 26,219,676
Aehr Test Systems
(a)
.................. 8,567 685,189
Applied Materials, Inc. ................ 844 428,474
Astera Labs, Inc.
(a)
................... 14,231 4,429,114
Broadcom, Inc. ..................... 154,521 60,151,935
Credo Technology Group Holding Ltd.
(a)
..... 8,121 1,680,966
Everspin Technologies, Inc.
(a)
............ 15,629 227,089
Ichor Holdings Ltd.
(a)
.................. 2,437 183,433
Intel Corp.
(a)
....................... 66,109 5,963,032
Lam Research Corp. ................. 58,799 17,229,283
Marvell Technology, Inc. ............... 39,058 7,325,718
MaxLinear, Inc. , Class A
(a)
.............. 3,910 261,266
Microchip Technology, Inc. .............. 14,115 1,048,603
Micron Technology, Inc. ................ 32,787 26,984,685
Monolithic Power Systems, Inc. .......... 7,096 10,119,109
NVIDIA Corp. ...................... 437,365 87,801,024
QUALCOMM, Inc. ................... 15,013 2,216,069
Semtech Corp.
(a)
.................... 2,219 261,443
SiTime Corp.
(a)
...................... 1,482 793,166
Teradyne, Inc. ...................... 8,305 3,053,665
Texas Instruments, Inc. ................ 7,218 1,990,291
Ultra Clean Holdings, Inc.
(a)
............. 1,982 165,120
259,218,350
Software — 18.9%
Adobe, Inc.
(a)
....................... 19,175 4,801,612
Atlassian Corp. , Class A
(a)
.............. 9,844 994,392
Crowdstrike Holdings, Inc. , Class A
(a)
....... 45,944 8,768,872
DocuSign, Inc. , Class A
(a)
.............. 80,748 4,427,413
Dynatrace, Inc.
(a)
.................... 102,375 4,537,260
Fortinet, Inc.
(a)
...................... 80,109 12,973,653
HubSpot, Inc.
(a)
..................... 6,397 1,518,392
Intuit, Inc. ......................... 250 79,017
Microsoft Corp. ..................... 74,116 34,443,187
Nutanix, Inc. , Class A
(a)
................ 13,841 816,757
Oracle Corp. ....................... 120,296 15,622,842

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Tech Independence Focused ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Palantir Technologies, Inc. , Class A
(a)
...... 175,955 $ 21,653,022
Rubrik, Inc. , Class A
(a)
................. 16,496 1,193,651
Salesforce, Inc. ..................... 4,872 896,545
ServiceNow, Inc.
(a)
................... 46,155 5,133,821
Strategy, Inc. , Class A
(a)
............... 7,823 729,729
Synopsys, Inc.
(a)
.................... 18,013 7,002,734
Zscaler, Inc.
(a)
...................... 3,312 500,774
126,093,673
Specialized REITs — 0.4%
Digital Realty Trust, Inc. ............... 7,350 1,385,622
Equinix, Inc. ....................... 511 520,852
Iron Mountain, Inc. ................... 7,415 907,003
2,813,477
Specialty Retail — 0.1%
Carvana Co. , Class A
(a)
................ 10,810 674,112
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. ........................ 78,841 24,354,773
Dell Technologies, Inc. , Class C .......... 5,202 2,108,735
Everpure, Inc. , Class A
(a)
............... 65,710 5,070,841
Hewlett Packard Enterprise Co. .......... 43,741 2,095,194
NetApp, Inc. ....................... 20,565 3,670,853
Sandisk Corp.
(a)
..................... 5,043 6,126,388
Seagate Technology Holdings plc ......... 1,115 954,585
Super Micro Computer, Inc.
(a)
............ 6,171 175,256
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ................. 8,511 $ 4,637,133
49,193,758
Total Long-Term Investments — 99 .9%
(Cost: $ 602,540,674 ) .............................. 667,467,017
Short-Term Securities
Money Market Funds — 0.6%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(e)
.................. 3,649,071 3,650,166
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 828,622 828,622
Total Short-Term Securities — 0 .6%
(Cost: $ 4,478,750 ) ............................... 4,478,788
Total Investments — 100 .5%
(Cost: $ 607,019,424 ) .............................. 671,945,805
Liabilities in Excess of Other Assets — (0.5) % ............. (3,644,199)
Net Assets — 100.0% ...............................
$ 668,301,606
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,703,448 $ — $ (3,052,264)
(a)
$ (1,032) $ 14 $ 3,650,166 3,649,071 $ 12,379
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,832,010 — (3,003,388)
(a)
— — 828,622 828,622 81,941 —
$ (1,032) $ 14 $ 4,478,788 $ 94,320 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 2 09/18/26 $ 752 $ (6,521)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Tech Independence Focused ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 6,521 $ — $ — $ — $ 6,521
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 95,626 $ — $ — $ — $ 95,626
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (6,521) $ — $ — $ — $ (6,521)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 459,622
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 667,467,017 $ — $ — $ 667,467,017
Short-Term Securities
Money Market Funds ...................................... 4,478,788 — — 4,478,788
$ 671,945,805 $ — $ — $ 671,945,805
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (6,521) $ — $ — $ (6,521)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

July 31, 2026
2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares
U.S. Tech
Independence
Focused ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 27,738,177 $ 667,467,017
Investments, at value — affiliated
(c)
........................................................................... 241,989 4,478,788
Cash pledged:
Futures contracts ..................................................................................... 17,000 56,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 159 3,190
Dividends — unaffiliated ................................................................................ 16,527 49,994
Dividends — affiliated .................................................................................. 687 2,305
Variation margin on futures contracts ........................................................................ 1,412 4,724
Total a ssets ..........................................................................................
28,015,951 672,062,018
LIABILITIES
Collateral on securities loaned .............................................................................. 13,324 3,650,344
Payables: – –
Investment advisory fees ................................................................................ 4,204 110,068
Total li abilities .........................................................................................
17,528 3,760,412
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 27,998,423 $ 668,301,606
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 28,761,367 $ 663,842,745
Accumulated earnings (loss) ............................................................................... (762,944) 4,458,861
NET ASSETS .........................................................................................
$ 27,998,423 $ 668,301,606
NET ASSET VALUE
Shares outstanding .....................................................................................
500,000 6,500,000
Net asset value ........................................................................................
$ 56.00 $ 102.82
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 26,523,658 $ 602,540,674
(b)
  Securities loaned, at value ........................................................................ $ 12,888 $ 3,458,189
(c)
  Investments, at cost — affiliated ..................................................................... $ 241,978 $ 4,478,750

Statements of Operations
Year Ended July 31, 2026

Statements of Operations
See notes to financial statements.
iShares U.S.
Consumer
Focused ETF
iShares U.S. Tech
Independence
Focused ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 321,198 $ 4,713,204
Dividends — affiliated ............................................................................... 8,299 81,941
Interest — unaffiliated ............................................................................... 217 1,085
Securities lending income — affiliated — net ............................................................... 3,868 12,379
Foreign taxes withheld .............................................................................. (57) —
Total investment income ...............................................................................
333,525 4,808,609
EXPENSES
Investment advisory ................................................................................ 52,202 1,503,723
Interest expense .................................................................................. — 217
Total expenses .....................................................................................
52,202 1,503,940
Net investment income ................................................................................
281,323 3,304,669
REALIZED AND UNREALIZED GAIN (LOSS) $ 489,864 $ 23,590,865
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (47,813) (43,558,076)
Investments — affiliated ........................................................................... (113) (1,032)
Futures contracts ................................................................................ 17,740 95,626
In-kind redemptions — unaffiliated
(a)
................................................................... 429,236 146,010,551
399,050 102,547,069
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 94,097 (78,949,697)
Investments — affiliated ........................................................................... (24) 14
Futures contracts ................................................................................ (3,258) (6,521)
90,815 (78,956,204)
Net realized and unrealized gain .........................................................................
489,865 23,590,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 771,188 $ 26,895,534
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares U.S. Consumer Focused ETF iShares U.S. Tech Independence Focused ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 281,323 $ 287,871 $ 3,304,669 $ 2,283,675
Net realized gain ................................................ 399,050 836,496 102,547,069 42,193,196
Net change in unrealized appreciation (depreciation) ........................ 90,815 2,223,890 (78,956,204) 85,520,105
Net increase in net assets resulting from operations ...........................
771,188 3,348,257 26,895,534 129,996,976
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(276,314) (282,794) (3,551,897) (2,072,337)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(2,794,545) 5,235,045 (109,150,317) 349,937,472
NET ASSETS
Total increase (decrease) in net assets ................................... (2,299,671) 8,300,508 (85,806,680) 477,862,111
Beginning of year ..................................................
30,298,094 21,997,586 754,108,286 276,246,175
End of year ......................................................
$ 27,998,423 $ 30,298,094 $ 668,301,606 $ 754,108,286
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Consumer Focused ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ................................
$ 55.09  $ 48.88  $ 41.71  $ 39.19  $ 45.26
Net investment income
(a)
.......................................
0 .54  0 .52  0 .48  0 .44  0 .38
Net realized and unrealized gain (loss)
(b)
.............................
0.90  6.20  7.21  3.30  (6.07)
Net increase (decrease) from investment operations ...................... 1.44  6.72  7.69  3.74  (5.69)
Distributions
(c)
– – – – –
From net investment income ....................................
( 0 .53 ) ( 0 .51 ) ( 0 .52 ) ( 0 .44 ) ( 0 .38 )
From net realized gain .........................................
—  —  —  ( 0 .78 ) —
Total distributions ............................................. (0.53) (0.51) (0.52) (1.22) (0.38)
Net asset value, end of year ..................................... $ 56.00  $ 55.09  $ 48.88  $ 41.71  $ 39.19
Total Return
(d)
Based on net asset value ........................................ 2.61% 13.78% 18.57% 9.94% (12.65)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ..........................................
0.97% 0.98% 1.05% 1.14% 0.88%
Supplemental Data
Net assets, end of year (000) ...................................... $ 27,998  $ 30,298  $ 21,998  $ 14,600  $ 15,677
Portfolio turnover rate
(f)
.......................................... 0%
(g)
18% 15% 18% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
(g)
Rounds to less than 0.5%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares U.S. Tech Independence Focused ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 97.94  $ 74.66  $ 56.89  $ 47.34  $ 56.82
Net investment income
(a)
........................................
0 .40  0 .44  0 .47  0 .45  0 .23
Net realized and unrealized gain (loss)
(b)
..............................
4.90  23.26  17.76  9.55  (9.25)
Net increase (decrease) from investment operations ....................... 5.30  23.70  18.23  10.00  (9.02)
Distributions
(c)
– – – – –
From net investment income .....................................
( 0 .42 ) ( 0 .42 ) ( 0 .46 ) ( 0 .38 ) ( 0 .25 )
From net realized gain ..........................................
—  —  —  ( 0 .07 ) ( 0 .21 )
Total distributions .............................................. (0.42) (0.42) (0.46) (0.45) (0.46)
Net asset value, end of year ...................................... $ 102.82  $ 97.94  $ 74.66  $ 56.89  $ 47.34
Total Return
(d)
Based on net asset value ......................................... 5.41% 31.85% 32.22% 21.41% (16.02)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Net investment income ...........................................
0.40% 0.53% 0.73% 0.98% 0.43%
Supplemental Data
Net assets, end of year (000) ....................................... $ 668,302  $ 754,108  $ 276,246  $ 156,456  $ 115,989
Portfolio turnover rate
(f)
........................................... 32% 43% 31% 44% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
iShares ETF
Diversification
Classification
U.S. Consumer Focused ................................................................................................ Non-diversified
U.S. Tech Independence Focused ......................................................................................... Non-diversified

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange ("NYSE"). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

Notes to Financial Statements
(continued)

Notes to Financial Statements
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter.
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Consumer Focused
Morgan Stanley ....................................... $ 12,888 $ (12,888) $ – $ –
m
U.S. Tech Independence Focused
BofA Securities, Inc. .................................... $ 77,115 $ (77,115) $ – $ –
Citigroup Global Markets, Inc. .............................. 25,436 (25,436) – –
SG Americas Securities LLC .............................. 30,846 (30,846) – –
TD Securities (USA) LLC ................................. 3,324,792 (3,324,792) – –
$ 3,458,189 $ (3,458,189) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts
U.S. Consumer Focused .................................................................................................... $ 1,046
U.S. Tech Independence Focused ............................................................................................. 4,028
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Tech Independence Focused .......................................................... $ 98,820,854 $ 54,603,753 $ (4,167,444)

Notes to Financial Statements
(continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
U.S. Consumer Focused ................................................................................. $ 21,098 $ 113,623
U.S. Tech Independence Focused .......................................................................... 267,900,428 266,914,890
iShares ETF
In-kind
Purchases
In-kind
Sales
U.S. Consumer Focused ................................................................................. $ — $ 2,771,141
U.S. Tech Independence Focused .......................................................................... 348,220,047 455,461,289
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Consumer Focused ...................................................................... $ 429,236 $ (429,236)
U.S. Tech Independence Focused ............................................................... 145,957,258 (145,957,258)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
U.S. Consumer Focused
Ordinary income ........................................................................................... $ 276,314 $ 282,794
U.S. Tech Independence Focused
Ordinary income ........................................................................................... $ 3,551,897 $ 2,072,337
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
U.S. Consumer Focused .................................................... $ 27,713 $ (2,005,187) $ 1,214,530 $ (762,944)
U.S. Tech Independence Focused ............................................. 275,812 (59,773,161) 63,956,210 4,458,861
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Consumer Focused ............................................ $ 26,765,636 $ 4,637,227 $ (3,422,697) $ 1,214,530
U.S. Tech Independence Focused ...................................... 607,989,595 120,011,936 (56,055,726) 63,956,210

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)

Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation:  The Board of Trustees of  the iShares U.S. Consumer Focused ETF  approved the liquidation of  the  Fund. After the close of business on August
12, 2026,   the  Fund no longer accepted creation orders. Trading in  the Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
U.S. Consumer Focused
Shares sold — $ — 250,000 $ 13,383,695
Shares redeemed
(50,000) (2,794,545) (150,000) (8,148,650)
(50,000) $ (2,794,545) 100,000 $ 5,235,045
U.S. Tech Independence Focused
Shares sold 3,400,000 $ 349,836,370 5,600,000 $ 488,389,922
Shares redeemed
(4,600,000) (458,986,687) (1,600,000) (138,452,450)
(1,200,000) $ (109,150,317) 4,000,000 $ 349,937,472

Report of Independent Registered Public Accounting Firm
2026
iShares Annual Financial Statements and Additional Information

To the Board of Trustees of
iShares U.S. ETF Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares U.S. ETF Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31,
2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July
31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares U.S. Consumer Focused ETF
iShares U.S. Tech Independence Focused ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
U.S. Consumer Focused .............................................................................................. $ 311,158
U.S. Tech Independence Focused ....................................................................................... 4,568,540
iShares ETF
Qualified Business
Income
U.S. Consumer Focused .............................................................................................. $ 4,205
U.S. Tech Independence Focused ....................................................................................... 81,909
iShares ETF Federal Obligation Interest
U.S. Consumer Focused .............................................................................................. $ 3,913
U.S. Tech Independence Focused ....................................................................................... 38,635
iShares ETF
Dividends-Received
Deduction
U.S. Consumer Focused .............................................................................................. 100 .00%
U.S. Tech Independence Focused ....................................................................................... 100 .00
iShares ETF Interest Dividends
U.S. Consumer Focused .............................................................................................. $ 8,284
U.S. Tech Independence Focused ....................................................................................... 81,794
iShares ETF
Interest-Related
Dividends
U.S. Consumer Focused .............................................................................................. $ 8,299
U.S. Tech Independence Focused ....................................................................................... 81,941

Additional Information
2026
iShares Annual Financial Statements and Additional Information

Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares U.S. Consumer Focused ETF, iShares U.S. Tech Independence Focused ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the
Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group (where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Annual Financial Statements and Additional Information

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially a similar investment strategy or investment mandate as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
iShares U.S. ETF Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares U.S. ETF Trust

Date: September 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares U.S. ETF Trust

Date: September 23, 2026